S000037667 [Member] Investment Objectives and Goals - MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks total return through both income and capital appreciation.